Annual Fund Operating Expenses - International Equity Index Fund - Institutional	May 01, 2021
Operating Expenses:
Management fee	0.11%
Other expenses	0.11%
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.23%